Commitments and Contingencies - Additional Information (Details) customer in Millions, $ in Millions		12 Months Ended
	Jan. 18, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 01, 2017 customer
Commitments and Contingencies Disclosure [Abstract]
Unused credit available to accountholders		$ 1,800	$ 26,400
Operating Leased Assets [Line Items]
Rent expense		$ 94	$ 69	$ 76
Loss contingency, number of days to file amended complaint	30 days
Number of customers with potentially compromised information | customer					1.6
Minimum
Operating Leased Assets [Line Items]
Term of lease contract		3 years
Maximum
Operating Leased Assets [Line Items]
Term of lease contract		10 years